Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Auto Components (2.6%)
	Aptiv plc	294,594	18,866
	Lear Corp.	72,762	8,661
	BorgWarner Inc.	236,797	8,402
	Gentex Corp.	302,401	6,459
	Autoliv Inc.	99,548	6,129
	Goodyear Tire & Rubber Co.	271,540	3,641
*	Fox Factory Holding Corp.	45,627	3,058
*	Dorman Products Inc.	34,196	2,792
	LCI Industries	30,971	2,567
	Dana Inc.	173,907	2,537
*,^ Veoneer Inc.		133,407	2,125
	Adient plc	112,193	1,936
	Cooper Tire & Rubber Co.	64,419	1,777
	Delphi Technologies plc	110,700	1,689
*	Gentherm Inc.	45,127	1,687
*	Visteon Corp.	36,160	1,610
*	Garrett Motion Inc.	97,056	1,493
*	American Axle & Manufacturing Holdings Inc.	145,075	1,467
	Standard Motor Products Inc.	28,207	1,195
*	Stoneridge Inc.	40,603	1,057
*	Modine Manufacturing Co.	75,797	974
*	Cooper-Standard Holdings Inc.	24,992	966
	Tenneco Inc. Class A	77,873	774
	Tower International Inc.	36,016	628
*	Motorcar Parts of America Inc.	34,713	615
			83,105
Automobiles (3.8%)
	General Motors Co.	1,411,830	47,070
	Ford Motor Co.	4,321,153	41,137
*,^ Tesla Inc.		113,564	21,028
	Harley-Davidson Inc.	187,230	6,126
	Thor Industries Inc.	65,255	3,370
	Winnebago Industries Inc.	41,280	1,327
			120,058
Distributors (1.2%)
	Genuine Parts Co.	164,915	16,310
*	LKQ Corp.	361,210	9,265
	Pool Corp.	46,100	8,288
	Core-Mark Holding Co. Inc.	58,605	2,161
*	Funko Inc. Class A	19,549	406
			36,430
Diversified Consumer Services (2.2%)
	Service Corp. International	207,151	9,088
*	Bright Horizons Family Solutions Inc.	65,809	9,020
*	ServiceMaster Global Holdings Inc.	155,798	8,413
*	Grand Canyon Education Inc.	55,612	6,666
	H&R Block Inc.	238,128	6,251
	Strategic Education Inc.	26,061	4,587
*	Chegg Inc.	121,566	4,554
*	frontdoor Inc.	102,016	4,102
	Graham Holdings Co. Class B	5,208	3,544
*	Adtalem Global Education Inc.	71,005	3,121
*	Laureate Education Inc. Class A	122,007	1,959
*	Career Education Corp.	93,043	1,746
*	Sotheby's	47,237	1,592
*	K12 Inc.	50,121	1,532
*	Weight Watchers International Inc.	64,096	1,108
*	Regis Corp.	50,872	948
*	Houghton Mifflin Harcourt Co.	155,652	878
*	OneSpaWorld Holdings Ltd.	62,928	787
*	American Public Education Inc.	27,294	764
	Carriage Services Inc. Class A	34,996	638
			71,298

Hotels, Restaurants & Leisure (21.4%)
McDonald's Corp.	853,977	169,318
Starbucks Corp.	1,375,654	104,632
Marriott International Inc. Class A	322,795	40,298
Yum! Brands Inc.	348,091	35,627
Hilton Worldwide Holdings Inc.	314,867	28,162
Carnival Corp.	471,375	24,130
Las Vegas Sands Corp.	437,483	24,062
Royal Caribbean Cruises Ltd.	197,587	24,058
* Chipotle Mexican Grill Inc. Class A	29,260	19,311
Darden Restaurants Inc.	139,630	16,242
MGM Resorts International	570,874	14,169
* Norwegian Cruise Line Holdings Ltd.	248,242	13,581
Domino's Pizza Inc.	44,784	12,517
Wynn Resorts Ltd.	110,252	11,833
Vail Resorts Inc.	46,060	9,908
Aramark	281,958	9,809
* Planet Fitness Inc. Class A	101,375	7,752
Dunkin' Brands Group Inc.	95,052	7,055
Wyndham Hotels & Resorts Inc.	115,088	6,139
* Caesars Entertainment Corp.	659,857	5,800
Wyndham Destinations Inc.	114,584	4,558
Six Flags Entertainment Corp.	88,219	4,355
Churchill Downs Inc.	43,551	4,293
Marriott Vacations Worldwide Corp.	47,003	4,226
Wendy's Co.	224,714	4,133
Texas Roadhouse Inc. Class A	79,877	4,095
Extended Stay America Inc.	224,155	3,842
* Eldorado Resorts Inc.	77,580	3,815
Cracker Barrel Old Country Store Inc.	24,118	3,789
Hyatt Hotels Corp. Class A	51,091	3,691
Choice Hotels International Inc.	43,655	3,592
* Hilton Grand Vacations Inc.	115,593	2,938
Wingstop Inc.	36,034	2,871
Jack in the Box Inc.	32,074	2,669
* Penn National Gaming Inc.	137,969	2,601
Boyd Gaming Corp.	102,554	2,453
Dave & Buster's Entertainment Inc.	48,492	2,412
Cheesecake Factory Inc.	53,622	2,319
* SeaWorld Entertainment Inc.	72,409	2,317
* Shake Shack Inc. Class A	35,099	2,153
Bloomin' Brands Inc.	108,421	2,094
Dine Brands Global Inc.	21,841	2,062
Brinker International Inc.	49,489	1,859
Red Rock Resorts Inc. Class A	88,198	1,842
* Denny's Corp.	85,405	1,681
^ Papa John's International Inc.	31,937	1,548
International Speedway Corp. Class A	33,725	1,510
* Scientific Games Corp.	73,514	1,404
BJ's Restaurants Inc.	29,799	1,248
* Twin River Worldwide Holdings Inc.	40,060	1,207
* Everi Holdings Inc.	101,016	1,125
Ruth's Hospitality Group Inc.	43,828	1,002
* Monarch Casino & Resort Inc.	20,185	869
* PlayAGS Inc.	43,964	841
* Playa Hotels & Resorts NV	100,650	810
* Lindblad Expeditions Holdings Inc.	44,998	734
* Fiesta Restaurant Group Inc.	50,079	710
* Chuy's Holdings Inc.	32,026	708
* Del Taco Restaurants Inc.	63,568	688
* Red Robin Gourmet Burgers Inc.	23,927	612
* Carrols Restaurant Group Inc.	71,217	607
* Golden Entertainment Inc.	40,115	517
* Habit Restaurants Inc. Class A	50,539	516
* El Pollo Loco Holdings Inc.	49,036	514
Speedway Motorsports Inc.	27,889	506
BBX Capital Corp. Class A	121,763	498
* Biglari Holdings Inc. Class B	3,122	283
* Biglari Holdings Inc.	393	192
		679,712

Household Durables (4.9%)
	DR Horton Inc.	401,398	17,164
	Lennar Corp. Class A	328,863	16,331
*	NVR Inc.	3,891	12,457
	Garmin Ltd.	149,115	11,404
*	Mohawk Industries Inc.	71,908	9,747
	PulteGroup Inc.	304,283	9,433
*	Roku Inc.	93,033	8,410
	Whirlpool Corp.	72,565	8,336
	Newell Brands Inc.	535,059	7,181
	Toll Brothers Inc.	162,024	5,634
	Leggett & Platt Inc.	151,165	5,368
*	Helen of Troy Ltd.	31,641	4,228
*	Tempur Sealy International Inc.	55,937	3,569
*	TopBuild Corp.	42,963	3,406
*	Taylor Morrison Home Corp. Class A	145,776	2,911
*,^ iRobot Corp.		33,328	2,903
	KB Home	98,924	2,486
*	Meritage Homes Corp.	47,769	2,393
*	TRI Pointe Group Inc.	177,244	2,180
	MDC Holdings Inc.	63,278	1,989
	La-Z-Boy Inc.	60,213	1,938
*,^ LGI Homes Inc.		25,549	1,742
*	Cavco Industries Inc.	11,732	1,685
	Skyline Champion Corp.	70,448	1,648
*	Installed Building Products Inc.	29,584	1,522
	Tupperware Brands Corp.	65,191	1,214
*	M/I Homes Inc.	40,922	1,120
*	GoPro Inc. Class A	171,573	1,081
*	Century Communities Inc.	37,867	1,011
*	William Lyon Homes Class A	53,924	1,000
	Ethan Allen Interiors Inc.	42,261	897
*	Universal Electronics Inc.	22,692	894
	Hooker Furniture Corp.	23,244	624
*	Beazer Homes USA Inc.	60,171	546
*	Lovesac Co.	14,482	522
*	Green Brick Partners Inc.	59,161	514
*	Sonos Inc.	46,626	473
	Hamilton Beach Brands Holding Co. Class A	22,153	387
	Flexsteel Industries Inc.	9,140	157
*,^ Hovnanian Enterprises Inc. Class A		1	—
			156,505
Internet & Direct Marketing Retail (28.7%)
*	Amazon.com Inc.	396,406	703,648
*	Booking Holdings Inc.	51,390	85,113
	eBay Inc.	1,019,400	36,627
*	MercadoLibre Inc.	48,069	27,424
	Expedia Group Inc.	137,778	15,845
*	Wayfair Inc.	67,643	9,741
*	Etsy Inc.	135,690	8,455
*	GrubHub Inc.	104,780	6,826
*	Qurate Retail Group Inc. QVC Group Class A	481,575	6,034
*	Liberty Expedia Holdings Inc. Class A	66,691	2,750
*	Groupon Inc. Class A	586,892	2,072
*	Shutterfly Inc.	43,074	2,045
*	Stitch Fix Inc. Class A	57,725	1,337
*	Quotient Technology Inc.	119,935	1,268
	Shutterstock Inc.	27,692	1,054
*	Stamps.com Inc.	25,133	843
*	1-800-Flowers.com Inc. Class A	42,763	781
^	PetMed Express Inc.	36,695	641
*	Waitr Holdings Inc.	87,409	612
*	Duluth Holdings Inc.	37,200	556
*,^ Overstock.com Inc.		54,339	519
*	Lands' End Inc.	30,210	374
			914,565
Leisure Products (1.1%)
	Hasbro Inc.	136,061	12,945
	Polaris Industries Inc.	67,843	5,419
	Brunswick Corp.	101,344	4,204
*,^ Mattel Inc.		403,494	3,974

	Callaway Golf Co.	120,935	1,778
	Sturm Ruger & Co. Inc.	24,395	1,213
	Acushnet Holdings Corp.	48,908	1,149
*	Malibu Boats Inc. Class A	29,186	1,048
	Johnson Outdoors Inc. Class A	10,444	771
*	American Outdoor Brands Corp.	89,522	751
*	Vista Outdoor Inc.	96,717	742
*	YETI Holdings Inc.	28,056	671
*	MasterCraft Boat Holdings Inc.	32,596	647
			35,312
Multiline Retail (4.4%)
	Target Corp.	577,435	46,455
	Dollar General Corp.	295,993	37,674
*	Dollar Tree Inc.	265,824	27,005
	Kohl's Corp.	188,352	9,289
	Macy's Inc.	350,750	7,215
*	Ollie's Bargain Outlet Holdings Inc.	64,952	6,412
	Nordstrom Inc.	137,303	4,297
	Big Lots Inc.	51,871	1,432
	Dillard's Inc. Class A	18,071	1,024
*,^ JC Penney Co. Inc.		568,103	483
			141,286
Other (0.0%)1
*,§ Media General Inc. CVR		69,182	3

Specialty Retail (22.0%)
	Home Depot Inc.	1,250,539	237,415
	Lowe's Cos. Inc.	893,905	83,384
	TJX Cos. Inc.	1,373,872	69,092
	Ross Stores Inc.	415,823	38,667
*	O'Reilly Automotive Inc.	89,313	33,168
*	AutoZone Inc.	28,161	28,924
*	Ulta Beauty Inc.	63,618	21,209
	Best Buy Co. Inc.	277,251	17,375
*	CarMax Inc.	196,786	15,404
	Tractor Supply Co.	137,686	13,876
	Advance Auto Parts Inc.	82,266	12,751
*	Burlington Stores Inc.	76,261	11,941
	Tiffany & Co.	124,024	11,052
*	Five Below Inc.	63,631	8,191
	L Brands Inc.	269,066	6,043
	Williams-Sonoma Inc.	93,755	5,485
	Foot Locker Inc.	131,583	5,178
	Gap Inc.	263,883	4,929
	Aaron's Inc.	81,260	4,328
	American Eagle Outfitters Inc.	199,044	3,463
*,^ Carvana Co. Class A		55,574	3,217
	Monro Inc.	39,906	3,181
	Lithia Motors Inc. Class A	27,725	3,165
	Dick's Sporting Goods Inc.	88,907	3,068
*	Murphy USA Inc.	37,414	3,003
*	Floor & Decor Holdings Inc. Class A	81,616	2,899
*	AutoNation Inc.	67,122	2,649
*	Sally Beauty Holdings Inc.	149,323	2,267
*	National Vision Holdings Inc.	82,541	2,248
	Bed Bath & Beyond Inc.	169,211	2,147
*	Urban Outfitters Inc.	92,506	2,079
*,^ RH		24,322	2,071
	Penske Automotive Group Inc.	48,332	2,065
	Children's Place Inc.	20,712	1,919
*	Asbury Automotive Group Inc.	25,370	1,882
	Group 1 Automotive Inc.	24,070	1,738
	Designer Brands Inc. Class A	88,922	1,609
*	Sleep Number Corp.	43,016	1,497
*	Rent-A-Center Inc.	60,737	1,449
	Abercrombie & Fitch Co.	82,991	1,436
	Office Depot Inc.	717,493	1,406
	Guess? Inc.	83,234	1,346
	Signet Jewelers Ltd.	70,186	1,324
*	Genesco Inc.	28,810	1,296
*	Michaels Cos. Inc.	136,153	1,240

*	At Home Group Inc.	64,241	1,224
	Caleres Inc.	58,223	1,098
^	GameStop Corp. Class A	141,951	1,076
*	America's Car-Mart Inc.	10,132	872
*	Party City Holdco Inc.	98,496	778
*	Hibbett Sports Inc.	34,794	770
	Sonic Automotive Inc. Class A	43,640	761
	Winmark Corp.	4,443	732
^	Buckle Inc.	47,348	713
	Chico's FAS Inc.	209,292	705
*	MarineMax Inc.	45,095	703
*	Zumiez Inc.	34,060	674
^	Camping World Holdings Inc. Class A	59,332	625
*	Conn's Inc.	33,887	608
	Haverty Furniture Cos. Inc.	34,345	598
	Cato Corp. Class A	44,960	557
	Shoe Carnival Inc.	21,614	555
*,^ Lumber Liquidators Holdings Inc.		55,303	530
	Barnes & Noble Inc.	115,218	506
	Tailored Brands Inc.	92,067	484
*	Express Inc.	155,113	467
	Tile Shop Holdings Inc.	101,513	424
*	Ascena Retail Group Inc.	396,965	417
			699,953
Textiles, Apparel & Luxury Goods (7.5%)
	NIKE Inc. Class B	1,411,119	108,854
	VF Corp.	376,066	30,792
*	Lululemon Athletica Inc.	125,233	20,737
	Tapestry Inc.	329,089	9,399
	PVH Corp.	86,917	7,404
	Ralph Lauren Corp. Class A	62,510	6,572
	Hanesbrands Inc.	413,971	6,147
*	Capri Holdings Ltd.	172,430	5,601
*	Under Armour Inc. Class A	228,630	5,213
*	Deckers Outdoor Corp.	33,890	5,155
	Carter's Inc.	53,449	4,496
*	Under Armour Inc. Class C	217,621	4,403
*	Skechers U.S.A. Inc. Class A	157,262	4,392
	Columbia Sportswear Co.	37,136	3,483
	Wolverine World Wide Inc.	112,779	3,151
	Steven Madden Ltd.	100,355	3,037
*	Crocs Inc.	84,201	1,627
	Oxford Industries Inc.	22,230	1,584
*	Kontoor Brands Inc.	53,859	1,578
*	G-III Apparel Group Ltd.	54,184	1,394
*	Levi Strauss & Co. Class A	58,155	1,129
*,^ Fossil Group Inc.		70,281	688
	Movado Group Inc.	26,101	672
*	Unifi Inc.	31,626	596
*	Vera Bradley Inc.	49,516	542
	Culp Inc.	26,256	452
			239,098
Total Common Stocks (Cost $2,873,241)			3,177,325

Consumer Discretionary Index Fund

	Coupon
Temporary Cash Investment (1.1%)
2,3 Vanguard Market Liquidity Fund (Cost
$34,648)	2.527%	346,465	34,653
Total Investments (100.9%) (Cost $2,907,889)			3,211,978
Other Assets and Liabilities-Net (-0.9%)3,4			(29,372)
Net Assets (100%)			3,182,606
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,794,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund's benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $30,218,000 of collateral received for securities on loan.
4	Cash of $1,250,000 has been segregated as collateral for open over-the-counter swap contracts. CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-The Counter Total Return Swaps

				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid[1]	($000)	($000)
Tesla Inc.	2/4/20	GSI	6,959	(2.432%)	—	(1,410)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2019.

Consumer Discretionary Index Fund

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss)
is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31,
2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,177,322	—	3
Temporary Cash Investments	34,653	—	—
Swap Contracts—Liabilities	—	(1,410)	—
Total	3,211,975	(1,410)	3